Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Fair value hedge, Hedged items - Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on hedged items ceased to be adjusted for hedging gains/losses	$ (78)	$ (238)
Fair value hedge, Hedged items - Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on hedged items ceased to be adjusted for hedging gains/losses	$ 9	$ 118